COST OF REVENUE	12 Months Ended
Dec. 31, 2024
COST OF REVENUE
COST OF REVENUE

12.COST OF REVENUE

Cost of revenue consists of the following:

	For the years ended December 31,
	2022	2023	2024
Cost of mining service - hosting expenses	—	—	63,547,329
Cost of mining service - depreciations	—	—	11,539,783
	—	—	75,087,112